Regulatory Assets And Liabilities (Schedule Of Regulatory Assets And Liabilities) (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	$ 32,784,000		$ 33,912,000		$ 8,002,000
Regulatory assets, noncurrent	436,956,000		450,710,000		448,200,000
Total regulatory assets			484,622,000		456,202,000
Regulatory liabilities, current	5,181,000		7,704,000		28,169,000
Regulatory liabilities, noncurrent	690,363,000		670,294,000		639,516,000
Total regulatory liabilities			677,998,000		667,685,000
Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current			3,311,000		24,019,000
Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current			4,393,000		4,150,000
Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent			668,787,000		637,065,000
Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent			1,507,000		2,451,000
Undercollections of rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current			19,959,000		8,002,000
Amounts being recovered through base rates [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current			13,953,000		0
Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			218,070,000		226,889,000
Income Taxes Recoverable From Customers [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			51,131,000		35,765,000
Deferred MISO Non-fuel Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current		$ 11,800,000	11,800,000
Regulatory assets, noncurrent			114,359,000
Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			10,193,000		11,248,000
Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			22,501,000		23,268,000
Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			30,678,000		16,876,000
Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			3,778,000		5,544,000
Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current	32,784,000		33,912,000		8,002,000
Regulatory assets, noncurrent	436,956,000		450,710,000		448,200,000
Total regulatory assets			484,622,000		456,202,000
Regulatory liabilities, current	5,181,000		7,704,000		28,169,000
Regulatory liabilities, noncurrent	$ 690,363,000		670,294,000		639,516,000
Total regulatory liabilities			677,998,000		667,685,000
Indianapolis Power And Light Company [Member] | Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current			3,311,000		24,019,000
Indianapolis Power And Light Company [Member] | Financial Transmission Rights [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current			4,393,000		4,150,000
Indianapolis Power And Light Company [Member] | Asset Retirement Obligation Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent			668,787,000		637,065,000
Indianapolis Power And Light Company [Member] | Unamortized Investment Tax Credit [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, noncurrent			1,507,000		2,451,000
Indianapolis Power And Light Company [Member] | Undercollections of rate riders [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current			19,959,000		8,002,000
Indianapolis Power And Light Company [Member] | Amounts being recovered through base rates [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current			13,953,000		0
Indianapolis Power And Light Company [Member] | Unrecognized Pension And Other Post Retirement Benefit Plan Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			218,070,000		226,889,000
Indianapolis Power And Light Company [Member] | Income Taxes Recoverable From Customers [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			51,131,000		35,765,000
Indianapolis Power And Light Company [Member] | Deferred MISO Non-fuel Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, current			11,800,000	$ 11,800,000.0
Regulatory assets, noncurrent			114,359,000		128,610,000
Indianapolis Power And Light Company [Member] | Unamortized Petersburg Unit 4 Carrying Charges And Certain Other Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			10,193,000		11,248,000
Indianapolis Power And Light Company [Member] | Unamortized Reacquisition Premium On Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			22,501,000		23,268,000
Indianapolis Power And Light Company [Member] | Environmental Projects [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			30,678,000		16,876,000
Indianapolis Power And Light Company [Member] | Other Miscellaneous [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets, noncurrent			$ 3,778,000		$ 5,544,000